SEPTEMBER 20, 1996

DEAR
-------------------------
SHAREHOLDER:
-------------------------

The first half of fiscal 1997 has been a challenging period for the municipal bond market. Inflation fears and renewed calls for federal tax reform have had a negative effect on interest rates and bond prices.
         During the six months ended August 31, 1996, Tax-Free Pennsylvania Fund provided a total return of -0.05% (capital change for Class A shares plus reinvested dividends at net asset value). Such short-term results, while disappointing, mask the fact that your Fund provided a relatively high level of monthly income.
         Income has historically been the dominant component of return from bonds. While short-term market volatility presents opportunities to buy undervalued fixed-income securities, we believe municipal bond investors are more interested over the long term in a high level of tax-exempt current income. We are pleased to report that your Fund's yield (for Class A shares) as of August 31 was higher than the average of comparable mutual funds.
         While the future can't be predicted with certainty, we have reason to believe the interest rate climate will improve after the U.S. Presidential election in November. In our opinion, questions about federal tax reform are likely to be resolved without undue disruption of the bond market.

================================================================================
                                      TOTAL RETURN          30-DAY YIELD
                                  ---------------------   ----------------
                                    SIX MONTHS ENDED           AS OF
                                     AUGUST 31, 1996       AUGUST 31, 1996
                                  ---------------------   -----------------

Tax-Free Pennsylvania
    Fund A                               -0.05%                 4.89%
-------------------------------------------------------------------------------
Lipper PA Municipal
    Bond Fund Average
    (67 Funds)                           +0.09%                 4.70%
-------------------------------------------------------------------------------
All performance quoted above is based on net asset value. Performance information for all Fund classes can be found on pages 4 and 5. Yield calculated according to Securities and Exchange Commission guidelines.
================================================================================

         Overall, our research suggests that most municipal governments within Pennsylvania can continue to offer high quality securities. In our opinion, many local and regional governments retain a strong ability to make regular interest payments to bondholders despite rhetoric about the fiscal consequences of efforts in Harrisburg and Washington to reform social programs.
           We believe the disciplined strategy employed by J. Michael Pokorny, portfolio manager of the Tax-Free Pennsylvania Fund for nearly two decades, can help you benefit from the potential of the state's municipal bond market. Inside, Mr. Pokorny highlights how he has positioned the Fund for the coming months. We thank you for your commitment to the Fund.

Sincerely,

/s/ Wayne A. Stork


Wayne A. Stork
CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER

PORTFOLIO
--------------------------
MANAGER'S
--------------------------
REVIEW
--------------------------


Presidential election years have frequently generated short-term anxiety in the municipal bond market. Historically, it is a time when office seekers of both major parties make a wide range of tax proposals. Ten years ago, for example, tax reform had a significant but temporary effect on bond prices.
         In 1996, history repeated itself, and municipal bond investors were again faced with the difficult challenge of anticipating future federal tax policy. This year, however, tax law uncertainty has been compounded by a fear of inflation.
         The level of U.S. economic growth has generally been stronger than expected, and since February, some bond market investors have believed that the Federal Reserve Board needs to raise short-term interest rates to prevent an acceleration in consumer prices.


(Chart Goes Here)

Pennsylvania Municipal Bond and U.S. Treasury Bond Yields
August 31, 1996

                     8/31/96
                  Pennsylvania
                     General      8/31/96
                   Obligation       U.S.
                     Bonds       Treasuries

3 month               3.50%
1 year                4.03%        4.23%
5 year                4.73%        4.84%
10 year               5.23%        4.99%
15 year               5.64%        5.11%
20 year               5.82%        5.23%
25 year               5.85%        5.17%
30 year               5.88%        5.12%

The U.S. Treasury yield curve shown here is adjusted downward to reflect the payment of federal taxes for an investor in the 28% tax bracket. Pennsylvania bonds on which the above yield curve are based vary in quality, unlike U.S. Treasury bonds.
Source: Bloomberg Business News


         Municipal bond prices have fallen, although not as significantly as U.S. Treasury securities. The yield on 30-year Pennsylvania general obligation bonds rose 32 basis points (0.32%) to 5.88% during the six months ended August 31, 1996. For someone in the highest combined federal / Pennsylvania tax bracket (41.3%), the taxable equivalent yield on such bonds would have been 10.02%, a level we consider attractive.

THE FUND'S INVESTMENT STRATEGY
         Your Fund seeks a high level of interest income exempt from federal, Pennsylvania state and local income taxes. To maximize income, preserve capital and increase returns in situations where a bond may be undervalued, we:
* CAREFULLY EXAMINE QUALITY. Our primary focus is on securities rated A or better. When we purchase municipal bonds, we personally review the financial statements of the issuer and meet with management and/or public officials.
* INVEST WITH A 2 TO 3-YEAR PERSPECTIVE. We analyze long-term trends in the municipal finance market that could affect the performance of Pennsylvania bonds.
* SEEK DIVERSIFICATION. As of August 31, no one type of municipal bond accounted for more than 15% of the Fund's portfolio. No one community accounted for more than 6%.

         During the first half of fiscal 1997, to increase your Fund's income potential, we modestly increased our holdings of non-rated bonds. These bonds generally pay higher rates of interest than bonds that have been evaluated by rating services such as Standard & Poor's or Moody's Investors Services because of the uncertainty associated with not having a letter grade.
         Sometimes the amount of the bond issue is too small to justify the expense of obtaining a rating. Such a situation presents us with an opportunity for higher income if we can ascertain for ourselves that the issuer has the resources to meet its obligations.
         An example of what we believe is a high quality, non-rated issue in your Fund's portfolio as of August 31 was a $10 million higher education revenue bond issued on behalf of Holy Family College by Dauphin County. It bears a 7.5% interest rate and provided the Fund with stable, above-average income.

(Chart goes here)

Credit Quality of Your Fund's Portfolio
August 31, 1996

AAA                 47.61%
AA                   8.89%
A                   14.60%
BBB                 13.89%
BB&B                 2.45%
Non-Rated           12.56%

A GREATER FOCUS ON DISCOUNT BONDS
         Since the spring, we have sought to increase the Fund's return potential by buying long-term bonds at prices that were less than face value. This emphasis on discounted bonds reflects our belief that the U.S. economy will grow at a moderate rather than robust pace and that interest rates are likely to head lower after November.
         One effect of buying so-called discount bonds is that a mutual fund's average duration can rise even though the average maturity of bonds in the portfolio stays about the same. That is because a discount bond generally has a longer "life" than a comparable maturity bond that sells at a premium to face value. A longer duration can have a beneficial effect on a bond fund's return when interest rates fall, although it may also increase the magnitude of price declines when rates rise.
         As you can see in the table on page 4, we increased your Fund's duration by 3.7 years during the past six months.
         Last year, we sold bonds that were worth more than their face value because we believed there was a good chance these securities would be refinanced. We continued this strategy during the past six months. Generally, we believe discount bonds offer better value as well as a degree of call protection since local governments are unlikely to refinance debt issued at "bargain" rates.
         We have continued to reduce the percentage of the Fund's portfolio invested in hospital revenue bonds. We concluded in 1996 that increased industry competition and hospital mergers would result in greater risk. This analysis was fortuitous, as a major hospital bond issue that we sold last year was recently downgraded by rating services.

OUTLOOK
         Overall, credit quality of many Pennsylvania municipalities remains high, and we believe that the state's finances are likely to remain sound. We also believe it is unlikely that America's federal tax burden will be significantly reduced given the current political environment. Consequently, we believe Pennsylvanians will continue to invest in the state's municipal bonds as a prudent way to reduce tax liabilities. High demand can help support bond prices when supply is stable or growing at a slower pace.
         If inflation remains low and U.S. economic growth slows, we would not be surprised if 30-year U.S. Treasury Bond yields fall as low as 6.25% by the end of the fiscal year. All things being equal, a drop of such a magnitude in Treasuries has the potential to lead to a significant rally in municipal bond prices.
         Over the long term, we believe Pennsylvania investors should benefit from the state's increasing need to repair and replace an aging infrastructure.
         In the coming years, we believe public officials throughout the state are likely to seek a significant amount of funding from private investors rather than raise taxes to meet such needs. Your Fund will seek out these opportunities as they arise.


Sincerely,

/s/ J. Michael Pokorny


J. Michael Pokorny
VICE PRESIDENT
SENIOR PORTFOLIO MANAGER
SEPTEMBER 20, 1996
================================================================================
PORTFOLIO CHARACTERISTICS
                             FEBRUARY 29,     AUGUST 31,
                                1996            1996
                             ---------------------------
Average Maturity             22.0 years      21.3 years
Average Duration              7.1 years      10.8 years
Average Quality                  AA             AA
A Class 30-Day Yield*           4.59%          4.89%

*Measured according to Securities and Exchange Commission Guidelines. SEC
yield for B and C classes was 4.30% as of August 31, 1996. See page 5 for performance information for all classes.
================================================================================

A LOOK AT
---------------------
LONG-TERM
---------------------
PERFORMANCE
---------------------

For nearly a generation, Tax-Free Pennsylvania Fund has remained focused on providing a high level of income, free from federal and Pennsylvania income taxes. An investor who bought $10,000 worth of Tax-Free Pennsylvania Fund A Class shares on August 31, 1981, would have a portfolio worth $42,901 as of August 31, 1996 if dividends were reinvested. That's a +10.25% average annual return that was nearly three times the average annual increase in consumer prices during the period. During the 15 years ended August 31, 1996, the fund's annual distributions would have risen from $1,026 to $2,611 assuming distributions were reinvested in additional shares.

(Chart goes here)

Tax-Free Pennsylvania Fund Class A
Dividend and Capital Gains History
Total Distributions 1981-1996 $26,967

                         Capital
           Dividends      Gains       Total
82          $1,026          0        $1,026
84          $1,186          0        $1,186
86          $1,586          0        $1,586
88          $1,680          0        $1,680
90          $1,904          0        $1,904
92          $2,089          0        $2,089
94          $2,208          0        $2,208
96          $2,363       $248        $2,611

               12 Months Ended 8/31

A $10,000 investment in Tax-Free Pennsylvania Fund A would have provided a total of $26,967 in distributions since August 31, 1981, assuming reinvestment of distributions. Some dividends may have been subject to the alternative minimum tax. Capital gains are also subject to federal income tax. The chart includes the effect of the 4.75% sales charge. Dividends for classes B and C differ due to different expenses and charges.

Tax-Free Pennsylvania Fund A Class vs. Inflation
Growth of a $10,000 Initial Investment
August 31, 1981 to August 31, 1996

(Chart goes here)

          U.S. Consumer         Tax-Free
           Price Index    Pennsylvania Fund A
8/82        10,589              11,536
8/84        11,320              15,325
8/86        11,884              21,524
8/88        12,889              23,718
8/90        14,254              27,566
8/92        15,261              34,398
8/94        16,138              38,472
8/96        17,034              42,901

Source of CPI Data: Bloomberg Business News
Chart assumes $10,000 invested on August 31, 1981 and includes the effect of a 4.75% sales charge and reinvestment of all distributions. Performance of other classes of Tax-Free Pennsylvania Fund will vary due to differing charges and expenses.

AN INVESTMENT IN TAX-FREE PENNSYLVANIA FUND DURING THE PAST 15 YEARS WOULD HAVE PROVIDED INFLATION PROTECTION AND INCOME EXEMPT FROM FEDERAL TAXATION.

                         TAX-FREE PENNSYLVANIA FUND PERFORMANCE
                      AVERAGE ANNUAL RETURN THROUGH AUGUST 31, 1996

                                                          TEN YEARS            FIVE YEARS           ONE YEAR
Class A  (Est.1977)                                        +6.63%               +5.82%              -0.78%
                                                           LIFETIME                                 ONE YEAR
Class B  (Est.1994)
         Excluding Sales Charge                            +4.87%                  -                +3.36%
         Including Sales Charge                            +3.66%                  -                -0.56%
Class C* (Est.1995)
         Excluding Sales Charge                            +0.74%                  -                   -
         Including Sales Charge                            -0.23%                  -                   -

*aggregate return through August 31, 1996

ALL RETURNS REFLECT REINVESTMENT OF DISTRIBUTIONS. TAX-FREE PENNSYLVANIA FUND'S RETURN AND SHARE VALUE FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. UP TO 20% OF THE ASSETS OF THE FUND MAY BE INVESTED IN MUNICIPAL SECURITIES THAT GENERATE INCOME SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

Class A returns reflect the effect of the 4.75% maximum sales charge and, for periods after June 1,1992, a 12b-1 fee of up to 0.30%.

Class B shares, initially offered May 2, 1994, do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 4%. Performance "excluding sales charge" assumes the investment was not redeemed. Class B's six-month return for the period ended August 31, 1996 was -0.45%, excluding sales charge.

Class C shares, initially offered November 29, 1995, have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies. Class C's six-month return for the period ended August 31, 1996 was -0.45%, excluding sales charge.

FINANCIAL
--------------------------
STATEMENTS
--------------------------


DELAWARE GROUP
TAX-FREE PENNSYLVANIA FUND*
STATEMENT OF NET ASSETS
AUGUST 31, 1996
(UNAUDITED)
                                                   Principal             Market
                                                    Amount               Value

MUNICIPAL BONDS - 98.58%
Higher Education Revenue Bonds - 7.45%
Dauphin County College Revenue
 (Holy Family College)
 7.50% 12/01/19 ...............................   $3,025,000        $  3,059,031
Delaware County Authority University
 Revenue (Haverford College)
 5.50% 11/15/23 (MBIA).........................    2,215,000           2,090,406
Delaware County Authority University
 Revenue (Villanova University)
 9.63%  08/01/02...............................      495,000             560,588
Delaware County Authority University
 Revenue (Villanova University)
 5.50% 08/01/23 (MBIA).........................    2,975,000           2,796,500
Delaware County Pennsylvania Authority
 University (Villanova University)
 5.80% 08/01/25 (AMBAC)........................    7,000,000           6,851,250
Montgomery County Higher Education and
 Health Authority (Beaver College) Revenue
 5.85% 04/01/21................................    5,465,000           5,383,025
Pennsylvania Higher Education Facilities
 Authority College Revenue
 (Elizabethtown College)
 6.50% 06/15/15................................    6,700,000           6,825,625
Pennsylvania Higher Education Facilities
 Authority College Revenue (LaSalle
 University) (Escrowed to Maturity)
 9.50% 05/01/03................................      415,000             472,581
Pennsylvania Higher Education Facilities
 Authority College Revenue
 (Rosemont College)
 8.00% 12/01/16................................      250,000             250,318
Pennsylvania Higher Education Facilities
 Authority College Revenue
 (Temple University)
 5.75% 04/01/31 (MBIA).........................    8,000,000           7,620,000


*The Fund's legal name is DMC Tax-Free Income Trust-Pennsylvania

                                                 Principal           Market
                                                  Amount             Value
Municipal Bonds (Continued)
Higher Education
 Revenue Bonds (Continued)
Pennsylvania Higher Education Facilities
 Authority State System Revenue
 5.75% 06/15/20 (AMBAC) ....................   $17,730,000         $17,087,288
Pennsylvania State University
 5.50% 08/15/16 ............................    12,500,000          11,937,500
Swarthmore Borough Authority
 (Swarthmore College)
 7.38% 09/15/08 ............................       990,000           1,049,400
Swarthmore Borough Authority
 (Swarthmore College)
 6.00% 09/15/12 ............................     7,000,000           7,052,500
                                                                   -----------
                                                                    73,036,012
                                                                    ----------
Hospital Revenue Bonds - 13.52%
Allegheny County Hospital Development
 Authority Revenue Refunding
 (Allegheny Valley Hospital Facility
Management Corp. & Allegheny
 Valley Hosp)
 7.50% 08/01/13 ............................     4,275,000           4,401,797
Allegheny County Hospital Development
 Authority Revenue Refunding
 (Mercy Hospital-Pittsburgh)
 7.375% 04/01/15 ...........................     1,000,000           1,021,050
Allegheny County Hospital Development
 Authority Revenue Refunding
 (St. Margaret Hospital)
 9.80% 07/01/10 ............................     2,500,000           2,535,050
Allegheny County Hospital Development
 Authority Revenue (University of Pittsburgh
 Medical Center)
 5.375% 12/01/25 (MBIA) ....................    12,575,000          11,490,406
Allegheny County Health Facilities
 (South Hills Health)
 6.00% 05/01/20 (MBIA) .....................     1,500,000           1,503,750
Delaware County Authority Hospital Revenue
 (Riddle Memorial Hospital)
 7.125% 01/01/10 ...........................     1,130,000           1,155,244
Monroeville, Pennsylvania Hospital Authority
 (Forbes Health System)
 7.00% 10/01/13 ............................     7,000,000           7,236,250
Philadelphia Hospital & Higher Education
 Facilities Authority Hospital Revenue
 (Albert Einstein Medical Center)
 7.625% 04/01/11 ...........................    19,110,000          20,232,713

                                                   Principal            Market
                                                    Amount              Value
Municipal Bonds (Continued)
Hospital Revenue Bonds (Continued)
Philadelphia Hospitals & Higher Education
 Facilities Authority Hospital Revenue
 (Children's Hospital, Philadelphia)
 5.00% 02/15/21...............................   $ 5,200,000         $ 4,517,500
Philadelphia Hospitals & Higher Education
 Facilities Authority Hospital Revenue
 (Children's Hospital, Philadelphia)
 5.50% 02/15/22...............................     5,600,000           5,215,000
Philadelphia Hospitals & Higher Education
 Facilities Authority Hospital Revenue
 (Children's Seashore House Series A)
 7.00% 08/15/17...............................     3,100,000           3,227,875
Philadelphia Hospitals & Higher Education
 Facilities Authority Hospital Revenue
 (Children's Seashore House Series B)
 7.00% 08/15/22...............................     2,100,000           2,178,750
Philadelphia Hospital & Higher Education
 Facilities Authority Hospital Revenue
 (Jeanes Health System Project)
 6.85% 07/01/22...............................    18,020,000          18,312,825
Philadelphia Hospitals & Higher Education
 Facilities Authority Hospital Revenue
 (Presbyterian Medical Center)
 (Escrowed to Maturity)
 6.65% 12/01/19...............................    13,000,000          14,397,500
Philadelphia Hospitals & Higher Education
 Facilities Authority Hospital Revenue
 (Roxborough Memorial Hospital)
 7.25% 03/01/24...............................    12,505,000          12,051,694
Philadelphia Hospitals & Higher Education
 Facilities Authority Hospital Revenue
 (Temple University Hospital)
 6.625% 11/15/23..............................     6,500,000           6,548,750
Sayre-Health Care Facilities (VHA of
 Pennsylvania, Inc.) (Capital Asset Financing
 Program-Guthrie Medical Center) Series A
 7.625% 12/01/15 (AMBAC)......................     1,000,000           1,096,250
Sayre-Health Care Facilities (VHA of
 Pennsylvania, Inc.) (Capital Asset Financing
 Program-Guthrie Medical Center) Series B
 7.625% 12/01/15 (AMBAC)......................     2,490,000           2,729,663

                                                   Principal        Market
                                                    Amount          Value
Municipal Bonds (Continued)
Hospital Revenue Bonds (Continued)
Sayre-Health Care Facilities (VHA of
 Pennsylvania, Inc.) (Capital Asset Financing
 Program-Guthrie Medical Center) Series 91A
 6.00% 03/01/21 (AMBAC)  ....................   $  7,000,000   $  7,035,000
Scranton-Lackawanna, Pennsylvania Health
 and Welfare Authority (Allied Services
 Rehabilitation Hospitals)
 7.60% 07/15/20  ............................      5,640,000      5,766,900
                                                               ------------
                                                                132,653,967
                                                               ------------
Housing Revenue Bonds - 5.72%
Montgomery County Housing Redevelopment
 Authority (Montgomery Woods Project)
 7.50% 01/01/24  ............................     11,405,000     11,347,975
Montgomery County Multi-Family Housing
 (KBF Associates Project)
 6.50% 07/01/25  ............................     19,810,000     19,042,363
Montgomery County, Pennsylvania
 Redevelopment Authority Multi-Family
 Housing (KBF Associates Project)
 7.25% 07/01/25  ............................     15,185,000     14,729,450
Pennsylvania Housing Finance Agency
 7.50% 10/01/10  ............................      1,250,000      1,320,313
Pennsylvania Housing Finance Agency
 7.45% 04/01/16  ............................      2,000,000      2,090,000
Philadelphia Redevelopment Authority Home
 Improvement Series 86A
 7.375% 06/01/03 (FHA)  .....................      1,820,000      1,847,300
Philadelphia Redevelopment Authority Home
 Mortgage Series 86A
 7.125% 12/01/13 (GNMA)  ....................        495,000        505,588
Pittsburgh Urban Redevelopment Authority
 Mortgage Revenue Series 87B
 8.30% 04/01/17  ............................        800,000        835,408
Pittsburgh Urban Redevelopment Authority
 Mortgage Revenue Series 86A
 7.625% 10/01/17  ...........................      4,300,000      4,387,161
                                                               ------------
                                                                 56,105,558
                                                               ------------
Pollution Control Revenue Bonds - 8.41%
Beaver County Industrial Development
 Authority Pollution Control Revenue
 (Cleveland Electric Project)
 7.625% 05/01/25  ...........................     13,500,000     13,618,125
Beaver County Industrial Development
 Authority Pollution Control Revenue
 (Cleveland Electric Project)
 7.75% 07/15/25  ............................     10,000,000     10,175,000

                                                      Principal        Market
                                                       Amount           Value
Municipal Bonds (Continued)
Pollution Control Revenue
 Bonds (Continued)
Delaware County Industrial Development
 Authority Pollution Control Revenue
 (Philadelphia Electric Co.)
 7.375% 04/01/21 ...............................     $10,250,000     $10,903,438
Lehigh County Industrial Development
 Authority Pollution Control Revenue
 6.40% 11/01/21 (MBIA) .........................       7,000,000       7,271,250
Lehigh County Industrial Development
 Authority Pollution Control Revenue
 5.50% 02/15/27 (MBIA) .........................      15,500,000      14,337,500
Lehigh County Industrial Development
 Authority Pollution Control Revenue
 6.40% 09/01/29 (MBIA) .........................      15,000,000      15,618,750
Montgomery County Industrial Development
 Authority Pollution Control Revenue
 (Philadelphia Electric Co.)
 6.70% 12/01/21 (MBIA) .........................      10,000,000      10,637,500
                                                                     -----------
                                                                      82,561,563
                                                                     -----------
Pre-Refunded Bonds** - 25.84%
Allegheny County Hospital Development
 Authority (Magee-Womens Hospital)
 8.25% 10/01/13-97 .............................       5,000,000       5,315,350
Allegheny County, Pennsylvania Sanitary
 Authority
 7.50% 06/01/16-99 (FGIC) ......................       1,780,000       1,917,950
Allegheny County Sanitation Authority
 Revenue Series 86B
 7.50% 06/01/16-99 (FGIC) ......................       4,020,000       4,331,550
Allegheny County Sanitation Authority
 Revenue Series 91C
 6.50% 12/01/16-01 (FGIC) ......................       4,500,000       4,854,375
Berks County Municipal Authority Revenue
 (The Highlands at Wyomissing Project)
 9.125% 10/01/17-97 ............................       4,000,000       4,209,800
Bucks County Water and Sewer Authority
 Revenue (Collection Sewer System) .............       4,240,000       4,393,700
 Revenue (Southwest Region Water System)
 Series C
 7.00% 12/01/19-97 (FGIC) ......................       1,000,000       1,036,250
Delaware County Authority University
 Revenue (Hartford College)
 7.375% 11/15/20-00 (MBIA) .....................       3,275,000       3,663,906

                                                       Principal        Market
                                                        Amount           Value
Municipal Bonds (Continued)
Pre-Refunded Bonds (Continued)
Delaware River Joint Toll Bridge Commission
 Bridge System Revenue
 7.875% 07/01/18-98 ............................     $ 4,600,000     $ 4,979,500
Doylestown Hospital Authority
 (Doylestown Hospital) Series C
 6.90% 07/01/19-99 (AMBAC) .....................       1,750,000       1,892,188
Harrisburg Water Authority Revenue
 7.00% 07/15/15-01 (FGIC) ......................      12,000,000      13,155,000
Harrisburg Water and Sewer Authority
 Revenue (Daulphin County) Series 88A
 8.00% 05/01/12-98 (AMBAC) .....................       6,000,000       6,360,000
Huntingdon Borough General Obligation
 7.50% 12/01/17-97 .............................         875,000         911,094
Lackawanna County Multi-Purpose Stadium
 Authority Stadium Revenue Guaranteed
 8.625% 08/15/07-98 ............................         700,000         775,250
Pennsylvania Higher Education Facilities
 Authority College Revenue (Hahnemann
 University)
 6.90% 07/01/21-01 (MBIA) ......................       3,000,000      14,413,750
Pennsylvania Higher Educational Facilities
 Authority College & University Revenue
 (Holy Family)
 8.00% 12/01/06-98 .............................         380,000         409,450
Pennsylvania Higher Education Facilities
 Authority (The Medical College
 of Philadelphia)
 7.50% 03/01/14-99 .............................       1,000,000       1,071,250
Pennsylvania Intergovernmental Cooperative
 Authority Special Tax Revenue (City of
 Philadelphia Funding Program)
 6.80% 06/15/22-02 .............................       2,125,000       2,329,531
Pennsylvania State University Revenue
 Series 89
 6.75% 07/01/14-99 .............................      14,195,000      15,277,369
Pennsylvania Turnpike Commission Turnpike
 Revenue Series D
 7.625% 12/01/17-98 (FGIC) .....................       3,500,000       3,815,000
Pennsylvania Turnpike Commission Turnpike
 Revenue Series E
 7.55% 12/01/17-99 (MBIA) ......................         495,000         548,213
Pennsylvania Turnpike Commission Turnpike
 Revenue Series I
 7.20% 12/01/17-01 (FGIC) ......................       8,915,000      10,051,663
Pennsylvania Turnpike Commission Turnpike
 Revenue Series J
 7.20% 12/01/17-01 (FGIC) ........................      8,995,000     10,141,863

                                                        Principal        Market
                                                         Amount           Value
Municipal Bonds (Continued)
Pennsylvania Turnpike Commission Turnpike
 Revenue Series K
 7.50% 12/01/19-99 ...............................     $10,000,000   $11,062,500
Philadelphia General Obligation
 8.125% 08/01/17-97 ..............................      7,410,000      7,827,183
Philadelphia, Pennsylvania Regional Port
 Authority Lease Revenue
 7.15% 08/01/20-00 (MBIA) ........................     16,315,000     17,742,563
Philadelphia Water & Sewer Revenue
 7.00% 08/01/18-01 ...............................     20,650,000     22,637,563
Puerto Rico (Commonwealth of) General
 Obligation 8.00% 07/01/07-98 ....................      2,545,000      2,764,506
 Puerto Rico (Commonwealth of) General
 Obligation 7.25% 07/01/10-00 ....................      1,370,000      1,520,700
Puerto Rico (Commonwealth of) General
 Obligation 7.75% 07/01/13-98 ....................     12,775,000     13,844,906
Puerto Rico (Commonwealth of) General
 Obligation 7.75% 07/01/17-99 ....................      7,700,000      8,498,875
Puerto Rico (Commonwealth of) General
 Obligation 6.50% 07/01/18-99 ....................      2,745,000      2,902,838
Sewickley Valley Hospital Authority Refunding
 (Sewickley Valley Hospital Project)
 7.50% 10/01/06-99 ...............................      1,295,000      1,424,500
Swarthmore Borough Authority (Swarthmore
 College) 7.375% 09/15/08-98 .....................      1,810,000      1,945,750
Swarthmore Boro Authority (Swarthmore
 College) 7.375% 09/15/20-00 .....................     14,000,000     15,470,000
University Area Joint Authority Water and
 Sewer Revenue
 7.10% 09/01/20-00 (MBIA) ........................      6,000,000      6,540,000
Upper Darby Township (Delaware County)
 General Obligation
 7.875% 07/15/18-98 ..............................      4,345,000      4,627,425
Washington County Authority Revenue
 (Shadyside Hospital) Series 85D
 7.45% 12/15/18-00 (AMBAC) .......................      7,500,000      8,400,000
York County Hospital Revenue Authority
 (York Hospital) (AMBAC)
 7.00% 07/01/21-01 ...............................      9,500,000     10,473,750
                                                                     -----------
                                                                     253,537,061
                                                                     -----------

                                                        Principal        Market
                                                         Amount           Value
Municipal Bonds (Continued)
School Authority/District Bonds - 1.42%
Abington PA Sch Dist
 6.00% 05/15/26 (FGIC) ...........................    $ 6,000,000    $ 6,060,000
Altoona Area School District (Blair County)
 (Escrowed to Maturity)
 10.00% 06/15/98 .................................        285,000        304,238
Lakeland School District General Obligation
 (Lackawanna County)
 9.50% 08/15/10 ..................................        485,000        488,128
Parkland Penn Sch Dist
 5.80% 09/01/16 ..................................      5,510,000      5,489,338
Pottsville Area School District (Escrowed to
 Maturity)
 9.375% 05/01/06 (AMBAC) .........................        900,000      1,140,750
Sourhmoreland School District (Escrowed to
 Maturity)
 10.50% 10/01/97 (AMBAC) .........................        465,000        484,065
                                                                     -----------
                                                                      13,966,519
                                                                     -----------
State General Obligation Bonds - 1.31%
Pennsylvania State First Series General
 Obligation 5.375% 04/15/12 ......................      2,000,000      1,932,500
Pennsylvania State Second Series General
 Obligation 5.25% 06/15/12 .......................      5,000,000      4,768,750
Pennsylvania State Series 1996 General
 Obligation 5.375% 11/15/10 ......................      1,525,000      1,498,313
Pennsylvania State Third Series General
 Obligation 5.00% 09/01/12 .......................      5,000,000      4,606,250
                                                                     -----------
                                                                      12,805,813
                                                                     -----------
Transportation Revenue Bonds - 3.29%
Pennsylvania State Turnpike Commission
 Turnpike Revenue Series L
 6.25% 06/01/11 (AMBAC) ..........................      9,000,000      9,348,750
Pennsylvania State Turnpike Commission
 Turnpike Revenue Series N
 6.50% 12/01/13 ..................................      3,000,000      3,127,500
Pennsylvania State Turnpike Commission
 Turnpike Revenue Series N
 5.50% 12/01/17 ..................................     14,000,000     13,072,500
Pennsylvania State Turnpike Commission
 Turnpike Revenue Series N
 5.50% 12/01/17 (MBIA) ...........................      2,000,000      1,890,000
Philadelphia Airport Revenue (Philadelphia
 Airport System) 9.00% 06/15/15 ..................      4,730,000      4,871,380
                                                                     -----------
                                                                     $32,310,130
                                                                     -----------

                                                        Principal        Market
                                                         Amount           Value
Municipal Bonds (Continued)
Waste Disposal Revenue Bonds - 2.25%
Greater Lebanon Refuse Authority Revenue
 Refunding (Lancaster County)
 7.00% 11/15/04  .................................   $  1,200,000   $  1,261,500
York County Solid Waste and Refuse Authority
 Revenue 8.20% 12/01/14  .........................     19,500,000     20,840,625
                                                                    ------------
                                                                      22,102,125
                                                                    ------------
Water & Sewer Revenue Bonds - 3.11%
 Dauphin County Industrial Development
 Authority Water Development Revenue
 Series 92B 6.70% 06/01/17 .......................      1,750,000      1,870,313
Pittsburgh Pennsylvania Water & Sewer
 Authority Water & Sewer Systems Revenue
 Series A 4.90% 09/01/07 (FGIC) ..................      4,785,000      4,617,525
Pittsburgh Water and Sewer Revenue Bonds
 (Escrowed to Maturity)
 7.25% 09/01/14 (FGIC)  ..........................      9,000,000      9,967,500
Pittsburgh Pennsylvania Water & Sewer
 Authority Water & Sewer Systems Revenue
 Series A 4.75% 09/01/16 (FGIC) ..................     12,500,000     10,781,250
Pittsburgh Water & Sewer Authority Water &
 Sewer Systems Revenue Series B
 5.00% 09/01/23  .................................      3,800,000      3,310,750
                                                                    ------------
                                                                      30,547,338
                                                                    ------------
Other General Obligation Bonds - 11.63%
Elizabeth Township (Allegheny County)
 Pennsylvania General Obligation
 5.25% 12/15/26 (FGIC)  ..........................      2,715,000      2,474,044
Erie County General Obligation
 5.25% 09/01/12 (FGIC)  ..........................      1,570,000      1,505,238
Falls Township General Obligation
 7.00% 12/15/10 (MBIA)  ..........................      3,000,000      3,251,250
New Morgan Obligation Guaranteed Revenue
 8.00% 11/01/05  .................................     10,000,000     10,037,500
Philadelphia, Pennsylvania General Obligation
 5.00% 05/15/25 (MBIA)  ..........................     31,690,000     27,887,200
Pittsburgh, Pennsylvania General Obligation
 5.20% 03/01/10 (FGIC)  ..........................     32,580,000     31,236,075
Puerto Rico (Commonwealth of)
 General Obligation 0.00% 07/01/04 ...............     45,380,000     30,007,525
Puerto Rico (Commonwealth of)
 General Obligation 8.00% 07/01/07 ...............        715,000        765,944
Puerto Rico (Commonwealth of)
 General Obligation 6.00% 07/01/22 ...............      3,585,000      3,562,594
Radnor Township, Pennsylvania Recreational
 Facilities Improvement General Obligation
 5.25% 11/01/26  .................................      3,785,000      3,411,231
                                                                    ------------
                                                                     114,138,601
                                                                    ------------

                                                        Principal        Market
                                                         Amount           Value
Municipal Bonds (Continued)
Other Revenue Bonds - 14.63%
Cambria County Hospital Development Authority
 Health Care Revenue
 (Allegheny Luthern Ministries Project)
 8.25% 06/15/17 ..................................    $ 3,250,000    $ 3,424,688
Chester Pennsylvania Guaranteed
 Community Revenue
 7.25% 12/01/05 ..................................     13,000,000     12,658,750
Dauphin County, Pennsylvania General
 Authority (Bedford Springs Golf Course)
 6.00% 11/01/17 ..................................      3,480,000      3,005,850
Delaware County Authority Revenue
 (Main Line & Haverford Nursing)
 9.00% 08/01/22 ..................................      2,000,000      2,155,000
Delaware River Port Authority
 6.50% 01/01/08 (AMBAC) ..........................      5,000,000      5,143,750
Delaware River Port Authority
 Pennsylvania & New Jersey Revenue
 5.50% 01/01/26 (FGIC) ...........................     17,400,000     16,486,500
Pennsylvania Intergovernmental Cooperative
 Authority (City of Philadelphia
 Funding Program)
 5.50% 06/15/06 (FGIC) ...........................      8,000,000      7,540,000
Pennsylvania Intergovernmental Cooperative
 Authority Special Tax Revenue
 (City of Philadelphia Funding Program)
 5.60% 06/15/15 (MBIA) ...........................      2,245,000      2,152,394
Pennsylvania Intergovernmental Cooperative
 Authority Special Tax Revenue
 (City of Philadelphia Funding Program)
 5.00% 06/15/22 (MBIA) ...........................     25,345,000     22,081,831
Pennsylvania Public School Building
 Authority Lease Revenue
 (Escrowed to Maturity)
 10.375% 11/01/06 ................................          5,000          5,055
Philadelphia Authority For Industrial
 Development Revenue (American
 Fiber Supply Project)*
 8.00% 12/01/19 ..................................     15,900,000     10,335,000
Philadelphia Authority For Industrial
 Development Revenue (Gallery ll
 Garage Project)
 6.40% 02/15/13 ..................................      9,150,000      8,418,000
Philadelphia Authority For Industrial
 Development Revenue (Cathedral Village)
 7.25% 04/01/15 ..................................      2,000,000      1,980,000

                                                      Principal        Market
                                                       Amount           Value
Municipal Bonds (Continued)
Philadelphia Gas Works Revenue
 0.00% 01/01/12 (AMBAC) ......................     $  2,500,000     $  1,018,750
Philadelphia Municipal Authority Revenue
 Lease Series B
 6.40% 11/15/16 ..............................       40,575,000       40,575,000
Philadelphia, Pennsylvania Authority For
 Industrial Development Revenue (Stapley
 Germantown Continuous Care Community)
 6.60% 01/01/16 ..............................        5,250,000        4,954,688
Westmoreland County Municipal Authority
 Municipal Service Revenue
 0.00% 08/15/23 (FGIC) .......................        8,000,000        1,560,000
                                                                    ------------
                                                                     143,495,256
                                                                    ------------
Total Municipal Bonds
 (Cost $934,858,575) .....................................           967,259,943
                                                                    ============
TOTAL MARKET VALUE OF
SECURITIES OWNED - 98.58%
 (Cost $934,858,575) .....................................           967,259,943
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 1.42% ..............................            13,937,315
                                                                    ------------
NET ASSETS APPLICABLE TO 116,004,013
 TAX-FREE PENNSYLVANIA FUND A CLASS
 SHARES, 3,271,168 TAX-FREE
 PENNSYLVANIA FUND B CLASS  SHARES
 AND 82,920 TAX-FREE PENNSYLVANIA
 FUND C CLASS SHARES OUTSTANDING;
 EQUIVALENT TO $8.22 PER
 SHARE - 100.00% .........................................          $981,197,258
                                                                    ============
----------
AMBAC - Insured by AMBAC Indemnity Corporation ................
FGIC - Insured by the Financial Guaranty Insurance Company.
FHA - Insured by the Federal Housing Administration.
MBIA - Insured by the Municipal Bond Insurance Association.
 *This security is subject to the federal alternative minimum tax.
**For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

COMPONENTS OF NET ASSETS AT AUGUST 31, 1996:
Capital shares (unlimited authorization-
 no par value)  ................................................    $941,346,935
Accumulated undistributed:
Net realized gain on investments ...............................       7,448,965
Net unrealized appreciation of investments .....................      32,401,358
                                                                    ------------
Total net assets ...............................................    $981,197,258
                                                                    ============
                           See accompanying notes

DELAWARE GROUP TAX-FREE-PENNSYLVANIA FUND*
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1996
(UNAUDITED)

INVESTMENT INCOME:
Interest ...................................................        $32,501,878


EXPENSES:
Management ($2,867,243) and trustees'
 ($12,067) fees ..................................      2,879,310
Distribution expenses ............................      1,093,912
Dividend disbursing and transfer agent
 fees and expenses ...............................        334,196
Salaries .........................................        134,024
Reports and statements to shareholders ...........         73,772
Professional fees ................................         28,153
State Registration Fees ..........................          2,650
Custodial fees ...................................            800
Other ............................................         30,750     4,577,567
                                                       ----------    ----------
NET INVESTMENT INCOME ............................                   27,924,311
                                                                     ----------

NET REALIZED GAIN AND UNREALIZED
 LOSS ON INVESTMENTS:
Net realized gain from
 security transactions .........................................      2,800,473
Net unrealized depreciation of investments
 during the period .............................................    (32,202,891)
                                                                   ------------
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS ............................................    (29,402,418)
                                                                   ------------
NET decrease IN NET ASSETS
 RESULTING FROM OPERATIONS .....................................   $ (1,478,107)
                                                                   ============

*The Fund's legal name is DMC Tax-Free Income Trust-Pennsylvania

                            See accompanying notes

DELAWARE GROUP TAX-FREE-PENNSYLVANIA FUND*
STATEMENT OF CHANGES IN NET ASSETS

                                                        Six Months
                                                           Ended            Year Ended
                                                          8/31/96            2/29/96
                                                        (Unaudited)
OPERATIONS:
Net investment income ............................   $    27,924,311    $    57,413,056
Net realized gain from
 security transactions ...........................         2,800,473         13,527,491
Net unrealized appreciation (depreciation)
 during the period ...............................       (32,202,891)        26,543,167
                                                     ---------------    ---------------
Net (decrease) increase in net assets
 resulting from operations .......................        (1,478,107)        97,483,714
                                                     ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income
Tax-Free Pennsylvania Fund A Class ...............       (27,342,442)       (56,634,466)
Tax-Free Pennsylvania Fund B Class ...............          (573,072)          (777,666)
Tax-Free Pennsylvania Fund C Class ...............            (8,797)              (924)

Net Realized Gain From Security Transactions:
Tax-Free Pennsylvania Fund A Class ...............              --           (5,913,829)
Tax-Free Pennsylvania Fund B Class ...............              --             (112,266)
Tax-Free Pennsylvania Fund C Class ...............              --                 --
                                                     ---------------    ---------------
                                                         (27,924,311)       (63,439,151)
                                                     ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
 Tax-Free Pennsylvania Fund A Class ..............        24,494,325         59,712,368
 Tax-Free Pennsylvania Fund B Class ..............         6,909,885         11,017,598
 Tax-Free Pennsylvania Fund C Class ..............           608,665            123,697
Net asset value of shares issued
 upon reinvestment of dividends
 from net investment income and
 realized securities profits:
 Tax-Free Pennsylvania Fund A Class ..............        15,842,656         37,397,581
 Tax-Free Pennsylvania Fund B Class ..............           358,712            588,234
 Tax-Free Pennsylvania Fund C Class ..............             8,270                885
                                                     ---------------    ---------------
                                                          48,222,513        108,840,363
                                                     ---------------    ---------------
Cost of shares repurchased:
 Tax-Free Pennsylvania Fund A Class ..............       (60,827,912)      (104,125,438)
 Tax-Free Pennsylvania Fund B Class ..............          (619,785)        (1,438,631)
 Tax-Free Pennsylvania Fund C Class ..............           (47,403)               (99)
                                                     ---------------    ---------------
                                                         (61,495,100)      (105,564,168)
                                                     ---------------    ---------------
Decrease (increase) in net assets derived
 from capital share transactions .................       (13,272,587)         3,276,195
                                                     ---------------    ---------------
NET INCREASE (DECREASE)
 IN NET ASSETS ...................................       (42,675,005)        37,320,758
                                                     ---------------    ---------------

NET ASSETS:
Beginning of period ..............................     1,023,872,263        986,551,505
                                                     ---------------    ---------------
End of period ....................................   $   981,197,258    $ 1,023,872,263
                                                     ===============    ===============



                             See accompanying notes

DELAWARE GROUP TAX-FREE-PENNSYLVANIA FUND*
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED AUGUST 31, 1996
(UNAUDITED)


DMC Tax-Free Income Trust-Pennsylvania (the "Trust") is registered as a nondiversified open-end management investment company organized as a Pennsylvania Business Trust and is registered under the Investment Company Act of 1940, as amended. The Trust offers three classes of shares. The Trust's objective is to seek a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Trust.

Security Valuation - Long-term debt securities are valued by an independent pricing service and are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes - The Trust intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

Class Accounting - Investment income, common expenses and gain (loss) on investments are allocated to the various classes of the Trust on the basis of daily-net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Other - Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on an accrual basis. Original issue discounts are accreted and premiums are amortized to interest income over the lives of the respective securities. The Trust declares dividends daily from net investment income and pays such dividends monthly.

Certain Trust expenses are paid directly by brokers. The amount of these expenses is less than 0.01% of the Trust's average net assets.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Trust pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Trust, an annual fee which is calculated daily at the rate of 0.60% of the first $500 million of average daily net assets of the Trust, 0.575% on the next $250 million and 0.55% on the average daily net assets over $750 million, less all amounts paid to the trustees. At August 31, 1996, the Trust had a liability for investment management fees payable to DMC of $13,912.

*The Fund's legal name is DMC Tax-Free Income Trust-Pennsylvania

Pursuant to the Distribution Agreement, the Trust pays Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class and the C Class. At August 31, 1996, the Trust had a liability for distribution fees and other expenses payable to DDLP of $23,927. For the six months ended August 31, 1996, the Trust paid DDLP $121,437 for commissions earned on sales of Tax-Free Pennsylvania Fund A
Class shares.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent for the Trust. For the six months ended August 31, 1996, the Trust expensed $334,196 for these services. At August 31, 1996, the Trust had a liability for such fees and other expenses payable to DSC of $42,110.

Effective August 19, 1996, the Trust also engaged DSC to provide accounting services for the Trust.

Certain officers of the DMC, DDLP and DSC are officers, directors and/or employees of the Trust. These officers, directors and employees are paid no compensation by the Trust.

3. Investments
During the six months ended August 31, 1996, the Trust made purchases of $62,116,309 and sales of $80,684,373 of investment securities other than direct U.S. government securities and temporary cash investments.

At August 31, 1996 unrealized appreciation for financial reporting and federal income tax purposes aggregated $32,401,358 of which $43,849,448 related to unrealized appreciation of securities and $11,448,090 related to unrealized depreciation of securities. The realized gain for federal income tax purposes was $2,800,473 for the period ended August 31, 1996.

4. Trust Shares
Transactions in Trust shares were as follows:

                                                Six Months
                                                  Ended          Year Ended
                                                 8/31/96          2/29/96

Shares sold:
 Tax-Free Pennsylvania Fund A Class .........     2,962,055      7,115,806
 Tax-Free Pennsylvania Fund B Class .........       837,182      1,313,984
 Tax-Free Pennsylvania Fund C Class .........        73,080         14,483

Shares issued upon reinvestment of dividends
 from net investment income and distributions
 of realized gain from security transactions:
 Tax-Free Pennsylvania Fund A Class .........     1,919,600      4,443,556
 Tax-Free Pennsylvania Fund B Class .........        43,496         69,751
 Tax-Free Pennsylvania Fund C Class .........         1,003            104
                                                -----------    -----------
                                                  5,836,416     12,957,684
                                                -----------    -----------
Shares repurchased:
 Tax-Free Pennsylvania Fund A Class .........    (7,402,294)   (12,403,681)
 Tax-Free Pennsylvania Fund B Class .........       (74,878)      (170,202)
 Tax-Free Pennsylvania Fund C Class .........        (5,739)           (12)
                                                -----------    -----------
                                                 (7,482,911)   (12,573,895)
                                                -----------    -----------

Net (Decrease) Increase .....................    (1,646,495)       383,789
                                                ===========    ===========

5. Lines of Credit
The Trust has a committed line of credit for $20 million. No amount was outstanding at August 31, 1996, or at any time during the period.

6. Concentration of Credit Risk
The Trust concentrates its investments mainly in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

7. Financial Highlights
Selected data for each share of the Trust outstanding throughout each period were as follows:



                                                                       Tax-Free Pennsylvania Fund A Class
                                                 ------------------------------------------------------------------------------
                                                    Six
                                                   Months
                                                   Ended                                 Year Ended
                                                 8/31/96(3)    2/29/96        2/28/95      2/28/94        2/28/93(2)  2/29/92
                                                 ----------  ----------     ----------   ----------      ----------- ---------
Net asset value, beginning of period.........     $8.460       $8.180         $8.610        $8.630         $8.110     $7.800

Income from investment operations:
 Net investment income.......................      0.234        0.476          0.494         0.496          0.514      0.532
 Net realized and unrealized
  gain (loss) from security transactions.....     (0.240)       0.330         (0.430)       (0.020)         0.520      0.310
                                                  ------       ------          ------       ------         ------     ------
Total from investment operations.............     (0.006)       0.806          0.064         0.476          1.034      0.842
                                                  ------       ------          ------       ------         ------     ------
Less distributions:
 Dividends from net investment income........     (0.234)      (0.525)         (0.494)      (0.496)       (0.514)    (0.532)
 Distributions from net realized gain
  from security transactions.................       none       (0.050)           none         none          none       none
                                                  ------       ------          ------       ------         ------     ------
 Total distributions.........................     (0.234)      (0.525)         (0.494)      (0.496)        (0.514)    (0.532)
                                                  ------       ------          ------       ------         ------     ------
Net asset value, end of period...............     $8.220       $8.460          $8.180       $8.610         $8.630     $8.110
                                                  ======       ======          ======       ======         ======     ======

Total return(1)..............................     (0.05%)        10.08%           0.91%       5.64%         13.20%    11.11%

Ratios/supplemental data:
 Net assets, end of period (000 omitted).....   $953,624     $1,002,888        $976,313  $1,026,903       $940,616  $766,625
 Ratio of expenses to average net assets.....      0.90%          0.90%           0.90%       0.88%          0.83%     0.72%
 Ratio of net investment income to
  average net assets.........................      5.61%          5.67%           6.03%       5.70%          6.18%     6.65%
 Portfolio turnover..........................        14%            25%             18%         14%            11%        7%

-----------------------
1 Does not reflect maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase for the Tax-Free Pennsylvania Fund A Class.
2 Reflects 12b-1 distribution expenses beginning June 1, 1992.
3 Ratios have been annualized and total return has not been annualized.

Selected data for each share of the Trust outstanding throughout each period were as follows:

                                                                      Tax-Free                       Tax Free
                                                                    Pennsylvania                   Pennsylvania
                                                                    Fund B Class                   Fund C Class
                                                         ----------------------------------    ------------------------
                                                           Six                   Period From     Six       Period From
                                                          Months        Year      5/2/94(3)     Months     11/29/95(2)
                                                          Ended        Ended         to         Ended           to
                                                         8/31/963     2/29/96     2/28/95      8/31/963      2/29/96
                                                         --------     -------     -------      --------      -------

Net asset value, beginning of period.................     $8.460        $8.180      $8.310      $8.460      $8.510

Income from investment operations:
 Net investment income...............................      0.200         0.408       0.353       0.200       0.102
 Net realized and unrealized
  gain (loss) from security transactions.............     (0.240)        0.330      (0.130)     (0.240)       0.000
                                                          ------       ------       ------      ------       ------
Total from investment operations.....................     (0.040)        0.738       0.223       (0.04)       0.102
                                                          ------       ------       ------      ------       ------
Less distributions:
 Dividends from net investment income................     (0.200)      (0.408)      (0.353)     (0.200)      (0.102)
 Distributions from net realized gain
  from security transactions.........................       none       (0.050)        none        none       (0.050)
                                                          ------       ------       ------      ------       ------
 Total distributions.................................     (0.200)      (0.458)      (0.353)     (0.200)      (0.152)
                                                          ------       ------       ------      ------       ------
Net asset value, end of period.......................     $8.220       $8.460       $8.180      $8.220       $8.460
                                                          ======       ======       ======      ======       ======

Total return(1)......................................    (0.45%)        9.19%         2.79%    (0.45%)       1.19%

Ratios/supplemental data:
 Net assets, end of period (000 omitted).............   $26,891       $20,861       $10,239      $682         $123
 Ratio of expenses to average net assets.............     1.70%         1.71%         1.73%     1.70%        1.71%
 Ratio of net investment income to
  average net assets.................................     4.81%         4.86%         5.20%     4.81%        4.86%
Portfolio turnover...................................       14%           25%           18%       14%          25%


-----------------------
1 Does not reflect the contingent deferred sales charge which varies from
  1%-4% depending upon the holding period for Tax-Free Pennsylvania Fund B
  Class and 1% for the Tax-Free Pennsylvania Fund C Class for the 12 months from the date of the purchase.
2 Date of initial public offering; ratios have been annualized and total return has not been annualized.
3 Ratios have been annualized and total return has not been annualized.
--------------------------------------------------------------------------------
THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF TAX-FREE PENNSYLVANIA FUND SHAREHOLDERS, BUT IT MAY BE USED WITH PROSPECTIVE INVESTORS WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR TAX-FREE PENNSYLVANIA FUND, WHICH
SETS FORTH DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND
OPERATING POLICIES OF THE FUND. YOU SHOULD READ THE PROSPECTUS CAREFULLY
BEFORE YOU INVEST. SUMMARY INVESTMENT RESULTS ARE DOCUMENTED IN THE FUND'S CURRENT STATEMENT OF ADDITIONAL INFORMATION. THE FIGURES IN THIS REPORT REPRESENT PAST RESULTS WHICH ARE NOT A GUARANTEE OF FUTURE RESULTS. THE
RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO
THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL
COST.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, are not obligations of any bank or any credit union, and involve investment risk, including the possible loss of principal. Shares of the Fund are not bank or credit union deposits.

This report must be preceded or accompanied by a current Tax-Free Pennsylvania Fund prospectus.



INVESTMENT MANAGER
Delaware Management Company, Inc.
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING, DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

Nationwide (800) 523-4640

SECURITIES DEALERS ONLY
Nationwide (800) 362-7500


[LOGO] Copy Rights Delaware Distributors, L.P.

   Printed in the U.S.A. on recycled paper.
SA - 007 [8/96] PP10/96

-------------
DELAWARE
GROUP
TAX-FREE
PENNSYLVANIA
Fund
--------------
1996
  SEMI-ANNUAL
REPORT


A Tradition of Sound Investing Since 1929

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